Concentrations and Risks - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Segment Reporting [Abstract]
Customers accounting for net revenues	10.00%	10.00%
Cash and cash equivalents and term deposits	$ 26,239	158,845	146,048